TRADE PAYABLES	6 Months Ended
Jun. 30, 2024
Trade Payables
TRADE PAYABLES

11. TRADE PAYABLES

	As of
	June 30, 2024	December 31, 2023
	USD’000	USD’000
Trade payables	639	-

Trade payables are denominated in Renminbi, non-interest bearing and generally settled within 120-day terms. All of the trade payables are expected to be settled within one year. The carrying value of trade payables is considered to be a reasonable approximation of fair value.